PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5 – PROPERTY AND EQUIPMENT

A summary of property and equipment is as follows:

	USEFUL	December 31,	March 31,
	LIFE	2021	2021

Computer and office equipment	5-7 years	$440,000	$445,000
Furniture and fixtures	7 years	98,000	98,000
Warehouse equipment	7 years	210,000	199,000
Molds and tooling	3-5 years	1,946,000	1,878,000
		2,694,000	2,620,000
Less: Accumulated depreciation		2,113,000	1,946,000
		$581,000	$674,000

Depreciation expense for the three months ended December 31, 2021 and 2020 was approximately $55,000 and $65,000, respectively. Depreciation expense for the nine months ended December 31, 2021 and 2020 was approximately $190,000 and $204,000, respectively.

NOTE 4 - PROPERTY AND EQUIPMENT

A summary of property and equipment is as follows:

	USEFUL	MARCH 31,	MARCH 31,
	LIFE	2021	2020

Computer and office equipment	5-7 years	$400,000	$400,000
Furniture and fixtures	7 years	100,000	100,000
Warehouse equipment	7 years	200,000	200,000
Molds and tooling	3-5 years	1,900,000	1,700,000
		2,600,000	2,400,000
Less: Accumulated depreciation		1,900,000	1,600,000
		$700,000	$800,000

Depreciation expense for fiscal years ended 2021 and 2020 was approximately $0.3 million.